Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Projected benefit obligation	$ 4,672	$ 3,926
Accumulated benefit obligation	4,375	3,756
Fair value of plan assets	$ 5,605	$ 4,625